Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods		$ 3,124	$ 3,529
Deferred income taxes:
Deferred tax expense income		(898)	(771)
Total income taxes and effective tax rate	[1]	2,226	2,758
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes		(168)	(2,651)
Deferred income taxes		(325)	945
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(493)	(1,706)
Total provision for income taxes		1,733	1,052
Deferred tax expense (benefit) relating to origination/reversal of temporary differences		(828)	(771)
Deferred tax expense (benefit) of tax rate changes		(70)
Deferred tax expense income recognised in profit or loss	[2]	(898)	(771)
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(75)	(35)
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(418)	(1,671)
Canada [member]
Current income taxes:
Federal		736	1,779
Provincial		626	1,190
Adjustments related to prior periods		715	(251)
Deferred income taxes:
Federal		(604)	(543)
Provincial		(274)	(341)
International [member]
Current income taxes:
Foreign		1,053	897
Adjustments related to prior periods		(6)	(86)
Deferred income taxes:
Foreign		$ (20)	$ 113

[1]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.
[2]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.